ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Reclassifications Out of AOCI (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
Benefits and settlement expenses, net of reinsurance ceded									$ (4,924)	$ (4,901)	$ (4,256)
Net gains (losses): investments									150	(235)	(59)
Tax (expense) benefit	$ (12)	$ (10)	$ (39)	$ (25)	$ (12)	$ (29)	$ (32)	$ 30	(86)	(43)	(97)
Net income (loss)	$ (28)	$ 49	$ 162	$ 102	$ 90	$ 131	$ 142	$ (129)	285	234	427
Gains and losses on derivative instruments | Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
Benefits and settlement expenses, net of reinsurance ceded									(1)	(3)	(2)
Tax (expense) benefit									0	1	0
Net income (loss)									(1)	(2)	(2)
Unrealized gains and losses on available-for-sale securities | Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Reclassifications Out of Accumulated Other Comprehensive Income (Loss)
Net gains (losses): investments									46	46	48
Net impairment losses recognized in earnings									6	(125)	(34)
Tax (expense) benefit									(11)	17	(3)
Net income (loss)									$ 41	$ (62)	$ 11